Consolidated Balance Sheets - USD ($)	Sep. 30, 2015	Dec. 31, 2014	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Series A Convertible Preferred Stock [Member]
Stockholders’ equity:
Convertible Preferred Stock		$ 0		$ 60,586
Cash and cash equivalents	$ 1,821,037	1,101,651	$ 862,191	2,513,861	$ 1,035,925	$ 1,167,980
Grant funds receivable		79,341		140,909
Prepaid expenses and other current assets	$ 75,276	44,503		43,569
Total current assets	1,896,313	1,225,495		2,698,339
Property and equipment, net	90,842	96,693		120,227
Other assets		11,010		21,010
Total assets	1,998,165	1,333,198		2,839,576
Accounts payable	42,492	55,616		155,943
Accrued expenses	5,000	52,490		96,406
Amounts payable to Emory University (a related party) (Note 12)	70,729	78,917		60,000
Total current liabilities	$ 118,221	$ 187,023		$ 312,349
Commitments (Note 6)
Convertible Preferred Stock		$ 76,095		$ 1,255,569
Issued and outstanding shares – 31,950,813 and 23,765,180 at December 31, 2014 and 2013, respectively	$ 31,951	31,951		23,765
Additional paid-in capital	32,570,153	30,823,769		28,239,392
Accumulated deficit	31,782,196	29,785,640		27,052,085
Total stockholders’ equity	1,879,944	1,146,175		2,527,227	$ 1,150,935	$ 703,607
Total liabilities and stockholders’ equity	$ 1,998,165	$ 1,333,198		$ 2,839,576